Related party transactions	12 Months Ended
Aug. 31, 2021
Related party transactions

10. Related party transactions

Related parties include the Board of Directors and officers, extended relatives and enterprises that are controlled by these individuals as well as certain consultants performing similar functions.

The Company entered into the following transactions with related parties:

Year ended August 31,	2021	2020	2019
Consulting [1,2]	$46	$178	$153

1.	During the year ended August 31, 2021, consulting and website/data back-up services were provided by Giancarlo Volo, the Company’s former Director of Operations – Africa, and companies related to him (2021 - $21, 2020 - $18, 2019 - $23). Effective May 31, 2021, these related party services have been discontinued and a new arm’s length party has been engaged to provide these website and data back-up services prospectively.

2.	During the year ended August 31, 2021, consulting services were provided by a company controlled by Ulli Rath, a former Director of the Company (2021 - $25, 2020 - $160, 2019 - $130).

Remuneration of Directors and key management personnel of the Company was as follows:

Year ended August 31,	2021	2020	2019
Salaries and benefits[1]	$1,695	$643	$519
Share based payments	2,933	2,503	-
Total	$4,628	$3,146	$519

(1)	Salaries and benefits include sign-on bonuses for certain key management personnel as well as director fees. The board of directors do not have employment or service contracts with the Company. Directors are entitled to director fees and RSU's for their services and officers are entitled to cash remuneration and share based compensation for their services.

As of August 31, 2021, included in trade and other payables is $0.5 million (August 31, 2020 - $1.1 million) due to related parties with no specific terms of repayment.

As at August 31, 2021, the Company has a receivable of $nil (August 31, 2020 - $0.05 million) from an organization associated with the Company’s former President and CEO and other current directors.

During the year ended August 31, 2021, the Company granted common shares upon hiring key management personnel in the aggregate of:

a)	1.56 million common shares having a fair market value of $1.1 million on the respective start dates of the key Management (December 1, 2020 to May 18, 2021).

b)	Common shares on the first, second and third anniversary dates of the greater of up to 2.02 million, 3.55 million and 2.82 million common shares; or common shares having a fair market value of to $1.4 million, $2.5 million and $2.0 million provided that 80% of such issuance shall be guaranteed and 20% shall be subject to certain financial milestones to be determined by the Board of Directors respectively.

The common shares had a value of $7.0 million at grant date that is amortized over the service period. $2.9 million was recognized during the year ended August 31, 2021 (August 31, 2020 - $nil) .